INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials and components	$ 2,721	$ 1,802
Work-in-progress	291	784
Finished products	13,832	11,604
Inventory, Total	$ 16,844	$ 14,190